UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street
         Suite #1925
         San Francisco, CA  94129

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $308,558 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101     4648   138899 SH       Defined                         138899
AMARIN CORP PLC                SPONS ADR NEW    023111206    13049   902400 SH       Defined                         902400
AMICUS THERAPEUTICS INC        COM              03152W109     7460  1356400 SH       Defined                        1356400
ARIAD PHARMACEUTICALS INC      COM              04033A100    23470  1363750 SH       Defined                        1363750
ARRAY BIOPHARMA INC            COM              04269X105     4858  1400000 SH       Defined                        1400000
ARTHROCARE CORP                COM              043136100    10146   346521 SH       Defined                         346521
ASTRAZENECA PLC                SPONSORED ADR    046353108     6977   155900 SH       Defined                         155900
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     5837   310852 SH       Defined                         310852
CELGENE CORP                   COM              151020104     9964   155300 SH       Defined                         155300
CLOVIS ONCOLOGY INC            COM              189464100     2825   130300 SH       Defined                         130300
CONCEPTUS INC                  COM              206016107     7395   373122 SH       Defined                         373122
CUTERA INC                     COM              232109108     5404   751100 SH       Defined                         751100
CYCLACEL PHARMACEUTICALS INC   COM              23254L108     2459  5346295 SH       Defined                        5346295
DYNAVAX TECHNOLOGIES CORP      COM              268158102    21212  4910107 SH       Defined                        4910107
ELAN PLC                       ADR              284131208      182    12500 SH       Defined                          12500
GILEAD SCIENCES INC            COM              375558103    22640   441500 SH       Defined                         441500
GRIFOLS S A                    SPONSORED ADR    398438309    17114  1782700 SH       Defined                        1782700
HARVARD BIOSCIENCE INC         COM              416906105       94    25000 SH       Defined                          25000
HCA HOLDINGS INC               COM              40412C101     5782   190000 SH       Defined                         190000
HEALTH MGMT ASSOC INC NEW      CL A             421933102     5339   680100 SH       Defined                         680100
HEARTWARE INTL INC             COM              422368100     3294    37100 SH       Defined                          37100
HOLOGIC INC                    COM              436440101      180    10000 SH       Defined                          10000
INCYTE CORP                    COM              45337C102      250    11020 SH       Defined                          11020
MAKO SURGICAL CORP             COM              560879108     1741    68000 SH       Defined                          68000
MEDICINES CO                   COM              584688105      266    11600 SH       Defined                          11600
MEDIVATION INC                 COM              58501N101    13701   149904 SH       Defined                         149904
NEKTAR THERAPEUTICS            COM              640268108     9647  1195400 SH       Defined                        1195400
NEUROCRINE BIOSCIENCES INC     COM              64125C109     2907   367500 SH       Defined                         367500
NUVASIVE INC                   COM              670704105     7608   300000 SH       Defined                         300000
ONYX PHARMACEUTICALS INC       COM              683399109    20921   314841 SH       Defined                         314841
ORTHOFIX INTL N V              COM              N6748L102     7858   190500 SH       Defined                         190500
PHARMERICA CORP                COM              71714F104      109    10000 SH       Defined                          10000
QLT INC                        COM              746927102      148    19400 SH       Defined                          19400
STRYKER CORP                   COM              863667101    18585   337300 SH       Defined                         337300
TRANS1 INC                     COM              89385X105     2293   924793 SH       Defined                         924793
TRIUS THERAPEUTICS INC         COM              89685K100     6336  1100000 SH       Defined                        1100000
VANGUARD HEALTH SYS INC        COM              922036207     4356   490000 SH       Defined                         490000
VIVUS INC                      COM              928551100     2434    85300 SH       Defined                          85300
YM BIOSCIENCES INC             COM              984238105     9317  4705800 SH       Defined                        4705800
ZIMMER HLDGS INC               COM              98956P102    19752   306900 SH       Defined                         306900